OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Other Assets
Schedule of other assets

Other assets item includes the following:

	As of December 31,
	2017	2016
	MCh$	MCh$

Assets for leasing (1)	48,099	44,840

Assets received or awarded in lieu of payment
Assets received in lieu of payment	20,904	26,598
Assets awarded at judicial sale	24,800	26,895
Provision on assets received in lieu of payment or awarded	(1,440)	(7,558)
Subtotal	44,264	45,935

Other assets
Guarantee deposits (margin accounts) (2)	323,767	396,289
Gold investments	478	446
VAT credit	9,570	8,941
Income tax recoverable	1,381	22,244
Prepaid expenses	116,512	148,288
Assets recovered from leasing for sale	4,235	6,040
Pension plan assets	921	1,637
Accounts and notes receivable	59,574	56,624
Notes receivable through brokerage and simultaneous transactions	68,272	60,632
Other receivable assets	53,500	15,082
Other assets (3)	33,837	40,274
Subtotal	672,047	756,497

Total	764,410	847,272

(1)	Assets available to be granted under the financial leasing agreements.
(2)	Guarantee deposits (margin accounts) correspond collaterals associated with derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result the the Bank deliver or receive collateral.
(3)	Other assets mainly include settlement of derivatives and other financial transactions.